Debt (Tables)	6 Months Ended
Jun. 30, 2024
Debt [Abstract]
Schedule of Maturity Analysis of the Long-Term Debt

The following table presents the maturity analysis of the long-term debt as of June 30, 2024:

Years
2024	$206,247
2025	436,976
2026	451,457
2027	285,134
2028	215,978
Total debt	1,595,792
Less current portion	420,745
Long-term debt	$1,175,047